LEASING - Disclosure of detailed information about lease liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Current liability	$ 262	$ 454
Non-current liability	171	815
Balance at December 31	$ 433	$ 1,269	$ 1,889